Assets and Liabilities - Financial Assets and Liabilities - Schedule Total Current Other Liabilities (Details) - DKK (kr) kr in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Current Liabilities [Abstract]
Deferred grant income		kr 95
Remuneration to the Board of Directors	kr 2,840	1,535
Payroll and employee-related costs	50,487	16,279
Total current other liabilities	kr 53,327	kr 17,909